Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Note 11 - Intangible Assets
Note 11 - Intangible Assets

A.	Composition

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2025	561	212	82	114	186	194	71	1,420
Additions in respect of business combinations	-	-	-	20	-	-	-	20
Additions	2	38	-	7	-	23	5	75
Reallocations (1)	(30)	-	1	9	20	-	-	-
Disposals	-	(5)	-	-	-	(1)	-	(6)
Translation differences	38	9	7	7	13	5	1	80
Balance as of December 31, 2025	571	254	90	157	219	221	77	1,589
Amortization
Balance as of January 1, 2025	18	98	37	68	162	109	59	551
Amortization for the year	-	8	3	7	14	19	2	53
Translation differences	1	1	5	5	11	3	4	30
Balance as of December 31, 2025	19	107	45	80	187	131	65	634

Amortized Balance as of December 31 ,2025	552	147	45	77	32	90	12	955

(1)	Reallocation of $30 million from goodwill to other intangible assets following the finalization of a PPA assessment.

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2024	549	211	86	119	200	166	73	1,404
Additions in respect of business combinations	85	-	-	-	-	-	-	85
Additions	-	5	-	-	-	31	2	38
Disposals	-	-	-	-	-	(1)	(3)	(4)
Translation differences	(73)	(4)	(4)	(5)	(14)	(2)	(1)	(103)
Balance as of December 31, 2024	561	212	82	114	186	194	71	1,420
Amortization
Balance as of January 1, 2024	19	91	37	66	160	95	63	531
Amortization for the year	-	7	2	5	12	17	3	46
Retirements	-	-	-	-	-	(1)	(3)	(4)
Translation differences	(1)	-	(2)	(3)	(10)	(2)	(4)	(22)
Balance as of December 31, 2024	18	98	37	68	162	109	59	551

Amortized Balance as of December 31, 2024	543	114	45	46	24	85	12	869

B.	Total book value of intangible assets having defined useful lives and those having indefinite useful lives are as follows:

As of December 31
2025	2024
$ millions	$ millions

Intangible assets having a defined useful life	370	294
Intangible assets having an indefinite useful life	585	575
	955	869